Expense Example	Prospectus #1 Eaton Vance Total Return Bond Fund Class A 1 Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class A 3 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A 5 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A 10 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class C 1 Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class C 3 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class C 5 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class C 10 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class I 1 Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class I 3 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class I 5 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class I 10 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A 1 Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A 3 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A 5 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A 10 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C 1 Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C 3 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C 5 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C 10 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I 1 Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I 3 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I 5 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I 10 Years
USD ($)	398	579	775	1,341	252	496	865	1,700	50	183	328	751	410	590	786	1,351	264	508	876	1,710	62	195	340	762